BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings And Non-current Financial Liabilities
Disclosure of financial liabilities

	Amortized Cost
12/31/2025	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	1,808	1,808	1,808
Other borrowings	1,808	1,808	1,808
Of which: with related parties (Note 14)	1,808	1,808	1,808

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	3,365	3,365	3,365
Other borrowings	3,365	3,365	3,365
Of which: with related parties (Note 14)	3,365	3,365	3,365

Disclosure Other borrowings associated with financing activities

	Balance at 12/31/2024	Cash addition	Related parties debt restructuring	Related party non-cash settlement	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2025
Other borrowings	3,365	-	-	-	(1,557)	-	-	1,808
Total	3,365	-	-	-	(1,557)	-	-	1,808

2024

	Balance at 12/31/2023	Cash addition	Related parties debt restructuring	Related party non-cash settlement	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2024
Other borrowings	5,105	-	-	-	(1,740)	-	-	3,365
Total	5,105	-	-	-	(1,740)	-	-	3,365